Capital Stock, Warrants and Stock Options (Details Narrative) (10-K/A)																1 Months Ended				4 Months Ended	12 Months Ended
	May 12, 2020 USD ($) $ / shares shares	May 12, 2020 CAD ($) shares	Feb. 26, 2020 USD ($) $ / shares shares	Feb. 26, 2020 CAD ($) shares	Aug. 30, 2019 USD ($) $ / shares shares	Aug. 30, 2019 CAD ($) shares	Aug. 23, 2019 USD ($) $ / shares shares	Aug. 23, 2019 CAD ($) shares	Aug. 01, 2019 USD ($) $ / shares shares	Aug. 01, 2019 CAD ($) shares	Jun. 27, 2019 USD ($) $ / shares shares	Jun. 27, 2019 CAD ($) shares	May 23, 2019	Nov. 28, 2018 USD ($) $ / shares shares	Nov. 28, 2018 CAD ($) shares	Feb. 29, 2020 USD ($) shares	Jun. 30, 2019 USD ($) $ / shares shares	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2018 CAD ($) shares	Oct. 20, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2020 $ / shares shares
Common stock, shares authorized | shares																	750,000,000				750,000,000		750,000,000	750,000,000
Common stock, par value | $ / shares																	$ 0.000001				$ 0.000001		$ 0.000001	$ 0.000001
Preferred stock, shares authorized | shares																	10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, par value | $ / shares																	$ 0.000001				$ 0.000001		$ 0.000001	$ 0.000001
Shares capital, description													Share capital on the basis of one (1) post-consolidation share for each ten (10) pre-consolidation common shares
Number of common stock issued | shares
Proceeds from issuance of private placement																					$ 125,180
Warrant exercise price | $ / shares																					$ 0.18
Settlement of debt																					$ 9,407		$ 1,204,073
Warrants outstanding | shares																					37,844,404			96,011,838
Gross proceeds from warrant																					$ 417,006
Change in derivative liability																					$ (18,843,947)
Subsequent Event [Member]
Proceeds from issuance of private placement																				$ 549,363
Warrants [Member]
Warrant exercise price | $ / shares																					$ 0.18
Warrants outstanding | shares																					2,332,900
Gross proceeds from warrant																					$ 417,006
Change in derivative liability																					$ 871,710
June 2019 Warrant [Member]
Warrant term											2 years
August 2019 Warrant [Member]
Warrant term									2 years
June 2019 Unit [Member]
Number of common stock issued | shares																					1,403,200	1,403,200
August 2019 Unit [Member]
Number of common stock issued | shares																					1,912,000	1,912,000
Tranche Two [Member] | August 2019 Warrant [Member]
Number of common stock issued | shares									16,962,846	16,962,846
Proceeds from issuance of private placement									$ 640,556
Settlement of debt									$ 858,495
CAD [Member]
Shares issued price per share | $ / shares																					$ 0.05
Proceeds from issuance of private placement																						$ 165,760
CAD [Member] | Warrants [Member]
Warrant exercise price | $ / shares																					$ 0.25
Gross proceeds from warrant																						$ 583,225
CAD [Member] | June 2019 Warrant [Member]
Shares issued price per share | $ / shares											$ 0.25
CAD [Member] | August 2019 Warrant [Member]
Shares issued price per share | $ / shares									$ 0.25
CAD [Member] | First Tranche [Member]
Shares issued price per share | $ / shares							$ 0.18
Settlement of debt								$ 197,800
CAD [Member] | Tranche Two [Member] | August 2019 Warrant [Member]
Deemed price | $ / shares									$ 0.09
Gemstone 102 Ltd. [Member]
Number of common shares held | shares																		400,000	400,000
Warrants exercisable common stock | shares																		200,000
Exercises control over company's common stock | shares																		560,408	560,408
Hold the outstanding common shares | shares																		720,816	720,816
Hummingbird Resources PLC [Member]
Warrant term																		2 years
Number of common stock issued | shares																696,428	2,660,000
Financing costs																		$ 45,824
Settlement of debt																$ 9,407	$ 8,193						$ 1,195,880
Hummingbird Resources PLC [Member] | First Tranche [Member]
Number of common stock issued | shares											2,660,000	2,660,000
Proceeds from issuance of private placement											$ 100,000
Hummingbird Resources PLC [Member] | CAD [Member]
Warrant exercise price | $ / shares																		$ 4.50
Hummingbird Resources PLC [Member] | CAD [Member] | First Tranche [Member]
Proceeds from issuance of private placement												$ 133,000
Non-brokered Private Placement [Member]
Warrant term														36 months
Number of common stock issued | shares														645,866	645,866
Proceeds from issuance of private placement														$ 365,341
Issuance of shares, description																		Each Unit consisting of one common share and one common share purchase warrant.	Each Unit consisting of one common share and one common share purchase warrant.
Financing costs														$ 10,062
Non-brokered Private Placement [Member] | CAD [Member]
Shares issued price per share | $ / shares																		$ 0.75
Proceeds from issuance of private placement															$ 484,400
Warrant exercise price | $ / shares														$ 1.00
Non-brokered Private Placement [Member] | Gemstone 102 Ltd. [Member]
Warrant term																		3 years
Number of common stock issued | shares																		160,408	160,408
Proceeds from issuance of private placement																		$ 549,333
Issuance of shares, description																		Each Unit entitles Gemstone to acquire one common share ("Unit Share") and one common share purchase warrant ("Unit Warrant"), with each Unit Warrant entitling Gemstone to acquire one common share of the Company at a price of C$4.50 for a period of three years.	Each Unit entitles Gemstone to acquire one common share ("Unit Share") and one common share purchase warrant ("Unit Warrant"), with each Unit Warrant entitling Gemstone to acquire one common share of the Company at a price of C$4.50 for a period of three years.
Financing costs																		$ 25,750
Non-brokered Private Placement [Member] | Gemstone 102 Ltd. [Member] | CAD [Member]
Shares issued price per share | $ / shares																		$ 4.50
Proceeds from issuance of private placement																			$ 721,834
Non-Brokered Private Placement [Member]
Number of common stock issued | shares	107,142	107,142	2,991,073	2,991,073
Proceeds from issuance of private placement	$ 44,671		$ 1,256,854
Issuance of shares, description			Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 7).	Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 7).
Financing costs			$ 95,763
Number of common shares held | shares			696,428	696,428
Principal amount of convertible loan facility			$ 300,000
Non-Brokered Private Placement [Member] | One Common Stock [Member]
Warrant term			2 years
Non-Brokered Private Placement [Member] | First Tranche [Member]
Number of common stock issued | shares					1,000,000	1,000,000	27,966,002	27,966,002			11,660,000	11,660,000
Proceeds from issuance of private placement					$ 37,550		$ 1,049,974				$ 436,608
Issuance of shares, description											Each June 2019 Unit consists of one common share of the Company and one common share purchase warrant ("June 2019 Warrant"). Each whole June 2019 Warrant entitles the holder to acquire one common share at a price of C$0.25 per common share for a period of two years.	Each June 2019 Unit consists of one common share of the Company and one common share purchase warrant ("June 2019 Warrant"). Each whole June 2019 Warrant entitles the holder to acquire one common share at a price of C$0.25 per common share for a period of two years.
Financing costs							$ 28,847				$ 19,640
Number of common shares held | shares							2,033,998	2,033,998
Settlement of debt							$ 77,117
Non-Brokered Private Placement [Member] | Tranche Two [Member]
Number of common stock issued | shares									6,042,954	6,042,954
Proceeds from issuance of private placement									$ 228,202
Financing costs									$ 36,468
Non-Brokered Private Placement [Member] | CAD [Member]
Shares issued price per share | $ / shares	$ 0.56		$ 0.56
Proceeds from issuance of private placement		$ 60,000		$ 1,675,000
Non-Brokered Private Placement [Member] | CAD [Member] | One Common Stock [Member]
Shares issued price per share | $ / shares			$ 0.70
Non-Brokered Private Placement [Member] | CAD [Member] | First Tranche [Member]
Shares issued price per share | $ / shares					$ 0.05		$ 0.05				$ 0.05
Proceeds from issuance of private placement						$ 50,000		$ 1,398,300				$ 583,000
Non-Brokered Private Placement [Member] | CAD [Member] | Tranche Two [Member]
Shares issued price per share | $ / shares									$ 0.05
Proceeds from issuance of private placement										$ 302,148
Non-Brokered Private Placement [Member] | Broker Warrants [Member]
Financing costs			$ 239,284
Non-Brokered Private Placement [Member]
Number of common stock issued | shares			2,991,073	2,991,073
Proceeds from issuance of private placement			$ 1,256,854
Issuance of shares, description			Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 8).	Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 8).
Number of common shares held | shares			696,428	696,428